Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of TransCoastal and its wholly owned subsidiary, CTO. All intercompany transactions and balances have been eliminated in consolidation.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments.  ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels.  The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date.  The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, oil and natural gas sales receivable, and accounts payable and accrued liabilities, approximate their fair values because of the short maturity of these instruments.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents. As of December 31, 2013 and 2012, the Company held approximately $63 and $16, respectively, in cash equivalents.

The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The interest bearing cash accounts maintain FDIC coverage of up to $250 per institution. At December 31, 2012, non-interest bearing accounts are fully covered subject to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”). This provision of the Act is scheduled to expire after December 31, 2012 at which point in time the FDIC coverage for all accounts returns to $250 per institution. As of December 31, 2013 and 2012, the Company had $44 and $0, respectively, in excess of its FDIC coverage.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable is comprised of billings for services as the operator on certain wells, that TransCoastal has no working interest in, and accrued natural gas and crude oil sales. The Company performs ongoing credit evaluations of its customers’ and extends credit to virtually all of its customers. Credit losses to date have not been significant and have been within management’s expectations.  In the event of complete non-performance by the Company’s customers, the maximum exposure to the Company is the outstanding accounts receivable, net balance at the date of non-performance. The amounts billed to third parties for services as the operator have rights of offset against revenues generated from the sale of oil and gas commodities. For the years ended December 31, 2013 and 2012, the Company had no bad debt expense.

Derivatives, Policy [Policy Text Block]

Derivative Activities

The Company utilized oil and natural gas derivative contracts to mitigate it’s exposure to commodity price risk associated with its future oil and natural gas production. These derivative contracts have historically consisted of options, in the form of price floors or collars. The Company’s derivative financial instruments are recorded on the consolidated balance sheets as either an asset or a liability measured at fair value. The Company does not apply hedge accounting to its oil and natural gas derivative contracts and accordingly the changes in the fair value of these instruments are recognized in the consolidated statements of operations in the period of change.

The Company’s derivative instruments are issued to manage the price risk attributable to our expected natural gas and oil production. While there is risk that the financial benefit of rising natural gas and oil prices may not be captured, Company management believes the benefits of stable and predictable cash flow are more important. Every unsettled derivative instrument is recorded on the accompanying consolidated balance sheets as either an asset or a liability measured at its fair value.

Changes in a derivative’s fair value are recognized in earnings unless specific hedge accounting criteria are met. Cash flows from natural gas and oil derivative contract settlements are reflected in operating activities in the accompanying consolidated statements of cash flows.

Realized and unrealized gains and losses on derivatives are accounted for using the mark-to-market accounting method. We recognize all unrealized and realized gains and losses related to these contracts in each period in derivative gains or (losses) in the accompanying consolidated statements of operations.

Oil and Gas Properties Policy [Policy Text Block]

Oil and Gas Natural Gas Properties

The Company uses the full-cost method of accounting for its oil and natural gas producing activities as further defined under ASC 932, Extractive Activities - Oil and natural gas. Under these provisions, all costs incurred for both successful and unsuccessful exploration and development activities, including salaries, benefits and other internal costs directly identified with these activities, and oil and natural gas property acquisitions are capitalized. All costs related to production, general corporate overhead or similar activities are expensed as incurred.

Proved properties are amortized using the units of production method (“UOP”). The UOP calculation, in its simplest terms, multiplies the percentage of estimated proved reserves produced at year end by the cost of those reserves.

The amortization base in the UOP calculation includes the sum of proved property, net of accumulated depreciation, depletion and amortization (“DD&A”), estimated future development costs (future costs to access and develop reserves) and asset retirement costs that are not already included in oil and natural gas property, less related salvage value.

The cost of unproved properties and properties under development are excluded from the amortization calculation until it is determined whether or not proved reserves can be assigned to such properties or until development projects are placed in service. Geological and geophysical costs not associated with specific properties are recorded to proved properties. Unproved properties and properties under development are reviewed for impairment at least quarterly. In countries where proved reserves exist, exploratory drilling costs associated with dry holes are transferred to proved properties immediately upon determination that a well is dry and amortized accordingly. As of December 31, 2013 and 2012, no unproved properties or properties under development were included in the oil and natural gas properties of the accompanying consolidated financial statements.

Proceeds from the sale or disposition of oil and natural gas properties are accounted for as a reduction to capitalized costs unless a significant portion (greater than 25 percent) of the Company’s reserve quantities in a particular country are sold, in which case a gain or loss is recognized in income. For the years ended December 31, 2013 and 2012, no gain or loss from the sale or disposition of oil and natural gas properties occurred.

Under the full-cost method of accounting, the net book value of oil and natural gas properties, less related deferred income taxes, may not exceed a calculated “ceiling.” The ceiling limitation is the estimated after-tax future net cash flows from proved oil and natural gas reserves, discounted at 10 percent per annum based on industry standards and adjusted for cash flow hedges. Estimated future net cash flows exclude future cash outflows associated with settling accrued asset retirement obligations. Any excess of the net book value of proved oil and gas properties, less related deferred income taxes, over the ceiling is charged to expense and reflected as additional DD&A in the accompanying consolidated statements of operations. For the years ended December 31, 2013 and 2012, no impairment charge occurred.

During the years ended December 31, 2013 and 2012, the Company determined $31 and $111, respectively, of interest costs were incurred during the development period of our wells, which is reflected as an increase to the Company’s full-cost pool in the accompanying consolidated balance sheets.

Property, Plant and Equipment, Policy [Policy Text Block]

Other Property and Equipment

Other property and equipment, which includes buildings, field equipment, vehicles, and office equipment, is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Vehicles and office equipment are generally depreciated over a useful life of five or six years, field equipment is generally depreciated over a useful life of ten years and buildings are generally depreciated over a useful life of twenty years.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets when circumstances indicate that the carrying value may not be recoverable. The Company determines if impairment has occurred through adverse changes. When it is determined that the estimated future net cash flows of an asset will not be sufficient to recover its carrying amount, an impairment loss must be recorded to reduce the carrying amount to its estimated fair value. For the years ended December 31, 2013 and 2012, no circumstances indicated an unrecoverable carrying value of the long-lived assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill was generated as part of the CTO acquisition during the year ended December 31, 2011 and represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition. Goodwill is not amortized; rather, it is tested for impairment annually and when events or changes in circumstances indicate that fair value of a reporting unit with goodwill has been reduced below carrying value. The impairment test requires allocating goodwill and other assets and liabilities to reporting units. As of December 31, 2013 and 2012, the Company had only one reporting unit. To assess impairment, the Company has the option to qualitatively assess if it is more likely than not that the fair value of the reporting unit is less than the book value. Absent a qualitative assessment, or, through the qualitative assessment, if the Company determines it is more likely than not that the fair value of the reporting unit is less than the book value, a quantitative assessment is prepared to calculate the fair market value of the reporting unit. If it is determined that the fair value of the reporting unit is less than the book value, the recorded goodwill is impaired to its implied fair value with a charge to operating expenses. For the years ended December 31, 2013 and 2012, no impairment charge occurred.

Deferred Charges, Policy [Policy Text Block]

Deferred Equity Issuance Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A ““Expenses of Offering’’. Deferred equity issuance costs consist principally of fees incurred through the consolidated balance sheet dates that are related to an equity issuance and that will be charged to stockholders’ equity upon the receipt of the equity proceeds or charged to expense if the equity offering is not completed. During the year ended December 31, 2013 and 2012, the Company incurred deferred equity issuance costs of approximately $265 and $0, respectively. The deferred equity issuance costs are included in other non-current assets in the consolidated balance sheets.  Additionally, these costs are reviewed periodically by management for indications of impairment. For the year ended December 31, 2013, the Company did not have an impairment charge.

Asset Retirement Obligations, Policy [Policy Text Block]

Asset Retirement Obligations

The Company follows the provisions of ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires entities to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. When the liability is initially recorded, the entity capitalizes a cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depleted as part of the oil and natural gas property. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss upon settlement. The Company’s asset retirement obligations relate to the plugging, dismantlement, removal, site reclamation and similar activities of its oil and natural gas properties.

Asset retirement obligations are estimated at the present value of expected future net cash flows and are discounted using the Company’s credit adjusted risk free rate. The Company uses unobservable inputs in the estimation of asset retirement obligations that include, but are not limited to, costs of labor, costs of materials, profits on costs of labor and materials, the effect of inflation on estimated costs, and the discount rate. Accordingly, asset retirement obligations are considered a Level 3 measurement under ASC 820. Additionally, because of the subjectivity of assumptions and the relatively long lives of the Company’s wells, the costs to ultimately retire the Company’s wells may vary significantly from prior estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition and Natural Gas Imbalances

The Company utilizes the accrual method of accounting for natural gas and crude oil revenues, whereby revenues are recognized based on the Company’s net revenue interest in the wells.  The Company will also enter into physical contract sale agreements through its normal operations. These contracts are not considered derivative contracts by the Company in accordance with the normal purchases and normal sales provision of ASC 815-10-15.

Gas imbalances are accounted for using the sales method.  Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers.  However, the Company has no history of significant gas imbalances.

Drilling Revenue [Policy Text Block]

Drilling Revenue

The Company follows the provisions of ASC 605-45, Revenue Recognition – Principal Agent Considerations, which requires the Company to record drilling revenues at net given such services are on behalf of third party oil and natural gas property operators. The Company does not own a participating interest in the wells for which drilling revenues, net are recorded.

During the year ended December 31, 2013 and 2012, the Company recognized net drilling revenues of approximately $0 and $2,746, respectively, which are included in the accompanying consolidated statements of operations. The following table presents the gross drilling revenues and drilling expenses of the Company for the year ended December 31, 2012:

Gross drilling revenues	$11,446
Gross drilling expenses	(8,700)

Total drilling revenues, net	$2,746

Loss On Turn-key Contracts [Policy Text Block]

Loss on turn-key contracts

During the year ended December 31, 2013, the Company was involved in an arbitration case regarding the drilling, completion and operation of wells on behalf of third party oil and natural gas property operators. In March of 2014, the arbitrator for this case awarded a final award amount of approximately $580 to the third party oil and natural gas operator due from the Company, which is included in the accounts payable and accrued liabilities of the accompanying consolidated balance sheet at December 31, 2013. Additionally, during the year ended December 31, 2013, the Company incurred drilling, completion and operating costs under these turn-key contracts, which reimbursement was deemed to be uncollectible due to the outcome of the arbitration. These uncollectable turn-key contract expenses approximated $888 during the year ended December 31, 2013, and are reflected in the loss on turn-key contracts in the accompanying consolidated statement of operations.

Lease, Policy [Policy Text Block]

Lease Operating Expenses

Lease operating expenses represents severance and production taxes, field personnel salaries, saltwater disposal, ad valorem taxes, repairs and maintenance, and other operating expenses. Lease operating expenses are expensed as incurred.

Sales-Based Taxes [Policy Text Block]

Sales-Based Taxes

The Company incurs severance tax on the sale of its production which is generated in Texas. These taxes are reported on a gross basis and are included in lease operating expenses within the accompanying consolidated statements of operations. Sales-based taxes for the years ended December 31, 2013 and 2012 were approximately $199 and $177, respectively.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company complies with GAAP which requires an asset and liability approach to financial reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2013 and 2012.

The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of December 31, 2013 and 2012 and for the years then ended.

The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Company is subject to income tax examinations by major taxing authorities since 2010.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated in the same manner, but also considers the impact to net income (loss) and common shares for the potential dilution from convertible preferred stock and warrants. For the year ended December 31, 2013, there were 1,374,500 potentially dilutive shares considered in the diluted weighted average common shares. For the year ended December 31, 2012, there were 75,000 potentially dilutive shares.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The standard requires the measurement and recognition of compensation expense in the Company’s consolidated statements of operations for all share-based payment awards made to the Company’s employees, directors and consultants including employee stock options, non-vested equity stock and equity stock units, and employee stock purchase grants. Stock-based compensation expense is measured at the grant date, based on the estimated fair value of the award, reduced by an estimate of the annualized rate of expected forfeitures, and is recognized as an expense over the employees’ expected requisite service period, generally using the straight-line method. In addition, ASC 718 requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow as prescribed under previous accounting rules.

The Company’s forfeiture rate represents the historical rate at which the Company’s stock-based awards were surrendered prior to vesting. ASC 718 requires forfeitures to be estimated at the time of grant and revised on a cumulative basis, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the year ended December 31, 2013 and 2012, the Company incurred a stock based compensation expense of approximately $270 and $213, respectively, related to stock grant issuances and is included in the accompanying consolidated statement of operations in general and administrative expenses.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Additionally, the Company’s estimates of oil and natural gas reserves are, by necessity, projections based on geologic and engineering data, and there are uncertainties inherent in the interpretation of such data as well as the projection of future rates of production and the timing of development expenditures. Reserve engineering is a subjective process of estimating underground accumulations of natural gas and oil that are difficult to measure. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation and judgment. Estimates of economically recoverable natural gas and oil reserves and future net cash flows necessarily depend upon a number of variable factors and assumptions, such as historical production from the area compared with production from other producing areas, the assumed effect of regulations by governmental agencies, and assumptions governing future natural gas and oil prices, future operating costs, severance taxes, development costs and workover costs, all of which may in fact vary considerably from actual results. The future drilling costs associated with reserves assigned to proved undeveloped locations may ultimately increase to the extent that these reserves are later determined to be uneconomic. For these reasons, estimates of the economically recoverable quantities of expected natural gas and oil attributable to any particular group of properties, classifications of such reserves based on risk of recovery, and estimates of the future net cash flows may vary substantially. Any significant variance in the assumptions could materially affect the estimated quantity of the reserves, which could affect the carrying value of the Company’s oil and natural gas properties and/or the rate of depletion related to the oil and natural gas properties.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued ASC Update No. 2013-01 (“ASC No. 2013-01”). The objective of ASC No. 2013-01 is to clarify that the scope of Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASC No. 2011-11”), would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or are subject to a master netting arrangement or similar agreement. ASC No. 2011-11, issued in December 2011, requires that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The Company adopted ASC No. 2013-01 effective January 1, 2013, and it did not have an effect on the Company’s consolidated financial statements.